Financial instruments (Details Textual) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)
Disclosure of detailed information about financial instruments [line items]
Nominal Amounts Of Hedging Instrument | $		$ 4,500		$ 2,000
Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	8.90%	8.90%
Borrowings, interest rate basis	2.5	2.5
Forward contract [member]
Disclosure of detailed information about financial instruments [line items]
Net Gain (loss)	₨ 2,206		₨ 13,687
Gain loss on derivative financial instruments	2,206		13,687
Interest rate swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Net Gain (loss)	(16,879)		(8,079)
Gain loss on derivative financial instruments	(16,879)		(8,079)
Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Net Gain (loss)	0		0
Gain loss on derivative financial instruments	₨ 0		₨ 0